Segment Information (Schedule of Net Sales by Geographical Area) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Sales	$ 54,074	$ 64,783	$ 84,022
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Sales	17,154	26,372	35,044
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Sales	22,504	22,056	35,910
United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Sales	1,908	7,557	7,580
Hong Kong [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Sales	3,813	254	571
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Sales	5,524	2,250	2,075
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Sales	$ 3,171	$ 6,294	$ 2,842